Summary of detailed information about accounts payable and accrued expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Items for presentation of regulatory deferral accounts [abstract]
Trade accounts payable	$ 2,396	$ 281
Accrued research and development costs	1,046
Accrued employee benefits	432	130
Payroll tax and other statutory liabilities	60
Other accrued liabilities	883	601
Accounts Payables and accrued liabilities	$ 4,817	$ 1,012